Goodwill (Details)	12 Months Ended
Dec. 31, 2023
Goodwill (Details) [Line Items]
Revenue per annum	4.00%
Business revenue	4.00%
Growth rate	1.50%
Discount rate	9.40%
Sensitivity Analysis [Member]
Goodwill (Details) [Line Items]
Discount rate	9.40%
Growth rate	1.50%
Bottom of range [member]
Goodwill (Details) [Line Items]
Sensitivity analysis rate	(1.00%)
Top of range [member]
Goodwill (Details) [Line Items]
Sensitivity analysis rate	2.00%